                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ================================================

       SEMIANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       NOVEMBER 30, 2009

 ================================================

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

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND
LIQUIDITY.

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TYPES OF INVESTMENTS

Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         12

    Financial Statements                                                      13

    Notes to Financial Statements                                             16

EXPENSE EXAMPLE                                                               23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. McNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

--------------------------------------------------------------------------------

DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM?

  For the six-month period ended November 30, 2009, the Fund had a total return of 0.00%. This compares to an average return of 0.01% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of November 30, 2009, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE SIX
  MONTHS?

  The Fund primarily invests its assets in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S.
  government, as well as repurchase agreements collateralized by such securities.

  The Federal Reserve Board (the Fed) has been pumping massive liquidity into the financial system through a variety of programs and policies in an effort to stabilize credit markets and stimulate the economy. Despite the fact that, for the entire reporting period, the federal funds

  Refer to page 7 for the iMoneyNet, Inc. definition.

  Past performance is no guarantee of future results.

================================================================================

4  | USAA TREASURY MONEY MARKET TRUST

================================================================================

  target rate was 0% to 0.25%, there remained strong demand for short-term debt backed by the U.S. Treasury. A substantial number of investors continue to prefer the security of government backing, even at near zero yields, as their risk tolerance remains substantially diminished.

o HOW DID YOU INVEST THE FUND'S ASSETS IN SUCH A LOW-RATE ENVIRONMENT?

  There has been little incentive in terms of extra yield, and at times no incentive, to extend the Fund's weighted average maturity by investing in longer-term securities. A longer weighted average maturity makes the Fund more vulnerable to rising rates.

  During the period, we primarily invested the Fund's assets in repurchase agreements, while purchasing U.S. Treasury securities to help minimize the effect of sustained near-zero rates in the U.S. Treasury bill market. We also purchased Treasuries of various near-term maturities as we approached year-end to avoid technical issues such as lack of supply over year-end in the marketplace. Our fixed-rate holdings were laddered to sequentially mature over the coming few months.

o WHAT'S YOUR OUTLOOK?

  We do not expect the Fed to raise short-term rates anytime soon, but prefer to maintain maximum flexibility to capture the potential for higher yields when the economy begins a sustainable recovery, which could cause yields to rise.
  Currently, there exists little incentive to extend the weighted average maturity of the Fund given the lack of yield differential in the short-term
  U.S. Treasury market. The Fund has an investment objective of providing investors maximum current income while maintaining the highest degree of safety and liquidity.

  We are pleased to have provided a stable investment during this challenging economic period. Thank you for your faith and trust in us.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                               11/30/09             5/31/09
--------------------------------------------------------------------------------
Net Assets                                  $200.7 Million       $227.2 Million
Net Asset Value Per Share                        $1.00               $1.00
Dollar-Weighted Average
Portfolio Maturity                              31 Days              3 Days

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/09
--------------------------------------------------------------------------------
  5/31/09 to 11/30/09*      1 Year      5 Years      10 Years      7-Day Yield
         0.00%               0.00%       2.63%         2.60%          0.00%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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6  | USAA TREASURY MONEY MARKET TRUST

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                           o 7-DAY YIELD COMPARISON o

                       [CHART OF 7-DAY YIELD COMPARISON]

                             USAA TREASURY
                           MONEY MARKET TRUST                 iMONEYNET AVERAGE
11/25/2008                        0.21%                             0.18%
12/30/2008                        0.00                              0.11
 1/27/2009                        0.00                              0.06
 2/24/2009                        0.00                              0.04
 3/31/2009                        0.00                              0.03
 4/28/2009                        0.00                              0.03
 5/26/2009                        0.00                              0.03
 6/30/2009                        0.00                              0.02
 7/28/2009                        0.00                              0.02
 8/25/2009                        0.00                              0.02
 9/29/2009                        0.00                              0.02
10/27/2009                        0.00                              0.02
11/24/2009                        0.00                              0.01

                                  [END CHART]

         Data represent the last Tuesday of each month. Ending date 11/24/09.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. Average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries.
iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                 USAA TREASURY
                                                              MONEY MARKET TRUST
11/30/1999                                                        $10,000.00
12/31/1999                                                         10,041.65
 1/31/2000                                                         10,083.58
 2/29/2000                                                         10,125.04
 3/31/2000                                                         10,170.68
 4/30/2000                                                         10,213.07
 5/31/2000                                                         10,263.77
 6/30/2000                                                         10,312.75
 7/31/2000                                                         10,364.44
 8/31/2000                                                         10,416.75
 9/30/2000                                                         10,466.45
10/31/2000                                                         10,521.60
11/30/2000                                                         10,574.08
12/31/2000                                                         10,624.67
 1/31/2001                                                         10,679.23
 2/28/2001                                                         10,722.70
 3/31/2001                                                         10,767.67
 4/30/2001                                                         10,810.67
 5/31/2001                                                         10,849.08
 6/30/2001                                                         10,882.88
 7/31/2001                                                         10,917.95
 8/31/2001                                                         10,949.53
 9/30/2001                                                         10,973.16
10/31/2001                                                         10,996.02
11/30/2001                                                         11,013.99
12/31/2001                                                         11,028.12
 1/31/2002                                                         11,041.40
 2/28/2002                                                         11,053.88
 3/31/2002                                                         11,066.73
 4/30/2002                                                         11,079.44
 5/31/2002                                                         11,091.83
 6/30/2002                                                         11,103.78
 7/31/2002                                                         11,116.94
 8/31/2002                                                         11,130.77
 9/30/2002                                                         11,142.38
10/31/2002                                                         11,155.20
11/30/2002                                                         11,165.45
12/31/2002                                                         11,174.82
 1/31/2003                                                         11,184.26
 2/28/2003                                                         11,192.35
 3/31/2003                                                         11,200.55
 4/30/2003                                                         11,208.93
 5/31/2003                                                         11,217.58
 6/30/2003                                                         11,224.65
 7/31/2003                                                         11,230.75
 8/31/2003                                                         11,236.95
 9/30/2003                                                         11,242.45
10/31/2003                                                         11,249.01
11/30/2003                                                         11,254.54
12/31/2003                                                         11,260.83
 1/31/2004                                                         11,266.78
 2/29/2004                                                         11,271.94
 3/31/2004                                                         11,277.55
 4/30/2004                                                         11,283.36
 5/31/2004                                                         11,288.34
 6/30/2004                                                         11,293.94
 7/31/2004                                                         11,301.99
 8/31/2004                                                         11,310.81
 9/30/2004                                                         11,320.98
10/31/2004                                                         11,333.51
11/30/2004                                                         11,346.83
12/31/2004                                                         11,362.87
 1/31/2005                                                         11,378.49
 2/28/2005                                                         11,395.43
 3/31/2005                                                         11,415.56
 4/30/2005                                                         11,437.56
 5/31/2005                                                         11,461.44
 6/30/2005                                                         11,485.41
 7/31/2005                                                         11,512.49
 8/31/2005                                                         11,541.72
 9/30/2005                                                         11,573.15
10/31/2005                                                         11,603.41
11/30/2005                                                         11,636.83
12/31/2005                                                         11,674.96
 1/31/2006                                                         11,709.85
 2/28/2006                                                         11,745.70
 3/31/2006                                                         11,788.67
 4/30/2006                                                         11,826.66
 5/31/2006                                                         11,870.19
 6/30/2006                                                         11,916.50
 7/31/2006                                                         11,960.93
 8/31/2006                                                         12,009.03
 9/30/2006                                                         12,057.50
10/31/2006                                                         12,104.69
11/30/2006                                                         12,152.05
12/31/2006                                                         12,204.06
 1/31/2007                                                         12,250.17
 2/28/2007                                                         12,294.82
 3/31/2007                                                         12,346.33
 4/30/2007                                                         12,393.25
 5/31/2007                                                         12,443.22
 6/30/2007                                                         12,492.48
 7/31/2007                                                         12,541.26
 8/31/2007                                                         12,591.50
 9/30/2007                                                         12,631.79
10/31/2007                                                         12,676.70
11/30/2007                                                         12,717.76
12/31/2007                                                         12,749.51
 1/31/2008                                                         12,779.45
 2/29/2008                                                         12,802.48
 3/31/2008                                                         12,819.87
 4/30/2008                                                         12,838.08
 5/31/2008                                                         12,856.33
 6/30/2008                                                         12,871.96
 7/31/2008                                                         12,888.39
 8/31/2008                                                         12,905.78
 9/30/2008                                                         12,916.75
10/31/2008                                                         12,918.70
11/30/2008                                                         12,919.94
12/31/2008                                                         12,920.08
 1/31/2009                                                         12,920.09
 2/28/2009                                                         12,920.09
 3/31/2009                                                         12,920.10
 4/30/2009                                                         12,920.10
 5/31/2009                                                         12,920.11
 6/30/2009                                                         12,920.11
 7/31/2009                                                         12,920.12
 8/31/2009                                                         12,920.13
 9/30/2009                                                         12,920.13
10/31/2009                                                         12,920.14
11/30/2009                                                         12,920.15

                                   [END CHART]

         Data from 11/30/99 through 11/30/09.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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8  | USAA TREASURY MONEY MARKET TRUST

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                       o ASSET ALLOCATION -- 11/30/2009 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                                      60.1%
U.S. TREASURY BILLS                                                        39.9%

                                   [END CHART]

     Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  9

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PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                   VALUE
(000)        SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------

             U.S. TREASURY BILLS (39.9%)(b)
$20,000      0.16%, 12/17/2009                                                        $ 19,998
 10,000      0.23%, 1/14/2010                                                            9,997
 10,000      0.26%, 1/28/2010                                                            9,996
 10,000      0.26%, 2/11/2010                                                            9,995
 10,000      0.05%, 3/18/2010                                                            9,999
 10,000      0.07%, 4/08/2010                                                            9,997
 10,000      0.12%, 5/13/2010                                                            9,995
                                                                                      --------
             Total U.S. Treasury Bills (cost: $79,977)                                  79,977
                                                                                      --------
             REPURCHASE AGREEMENTS (60.1%)
 25,000      Barclays Bank plc, 0.14%, acquired 11/30/2009 and due on
                12/01/2009 at $25,000 (collateralized by $24,417 of
                U.S. Treasury, 3.63%(a), due 8/15/2019; market value $25,500)           25,000
 15,000      Credit Suisse First Boston, LLC, 0.15%, acquired 11/30/2009 and due 12/01/2009 at $15,000 (collateralized by $15,305 of
                U.S. Treasury, 0.08%(b), due 4/15/2010; market value $15,301)           15,000
 35,000      Credit Suisse First Boston, LLC, 0.16%, acquired 11/30/2009 and due 12/01/2009 at $35,000 (collateralized by $33,496 of
                Government National Mortgage Assn. I(c), 4.50% - 5.00%,
                due 6/15/2018 - 6/15/2033; market value $35,701)                        35,000
 20,645      Deutsche Bank Securities, 0.15%, acquired 11/30/2009 and due
                12/01/2009 at $20,646 (collateralized by $19,947 of U.S. Treasury,
                2.00% - 4.50%(a), due 2/28/2010 - 9/30/2011; market value $21,059)      20,645
 25,000      JP Morgan Chase Securities, 0.13%, acquired 11/30/2009 and due 12/01/2009 at $25,000 (collateralized by $25,480 of
                U.S. Treasury, 1.50%(a), due 12/31/2013; market value $25,502)          25,000
                                                                                      --------
             Total Repurchase Agreements (cost: $120,645)                              120,645
                                                                                      --------

             TOTAL INVESTMENTS (COST: $200,622)                                       $200,622
                                                                                      ========

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10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                    (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                            IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                         FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
----------------------------------------------------------------------------------------------

U.S. Treasury Bills                        $-             $ 79,977              $-    $ 79,977
Repurchase Agreements                       -              120,645               -     120,645
----------------------------------------------------------------------------------------------
Total                                      $-             $200,622              $-    $200,622
----------------------------------------------------------------------------------------------

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                                                  PORTFOLIO OF INVESTMENTS |  11

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NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at November 30, 2009, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

  (b) Securities offered at a discount to face value rather than at a stated
      coupon rate. Rates represent the discount rates at purchase date.

  (c) Mortgage-backed securities issued by Government National Mortgage
      Association (GNMA) are supported by the full faith and credit of the
      U.S. government.

See accompanying notes to financial statements.

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12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)     $ 79,977
   Investments in repurchase agreements (cost approximates market value)     120,645
   Receivables:
      Capital shares sold                                                        253
      USAA Investment Management Company (Note 4C)                               128
      Interest                                                                     1
                                                                            --------
         Total assets                                                        201,004
                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                    250
      Dividends on capital shares                                                  1
   Accrued management fees                                                        21
   Other accrued expenses and payables                                            45
                                                                            --------
         Total liabilities                                                       317
                                                                            --------
            Net assets applicable to capital shares outstanding             $200,687
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $200,687
                                                                            ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               200,687
                                                                            ========
   Net asset value, redemption price, and offering price per share          $   1.00
                                                                            ========

See accompanying notes to financial statements.

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                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $ 163
                                                                          -----
EXPENSES
   Management fees                                                          139
   Administration and servicing fees                                        111
   Transfer agent's fees                                                    146
   Custody and accounting fees                                               20
   Postage                                                                   10
   Shareholder reporting fees                                                10
   Trustees' fees                                                             5
   Registration fees                                                         28
   Professional fees                                                         33
   Other                                                                      6
                                                                          -----
         Total expenses                                                     508
   Expenses reimbursed                                                     (346)
                                                                          -----
         Net expenses                                                       162
                                                                          -----
NET INVESTMENT INCOME                                                     $   1
                                                                          =====

See accompanying notes to financial statements.

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

--------------------------------------------------------------------------------

                                                            11/30/2009      5/31/2009
-------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                     $       1      $   1,134
                                                             ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (1)        (1,134)
                                                             ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    75,757        305,762
   Reinvested dividends                                              -          1,097
   Cost of shares redeemed                                    (102,240)      (299,156)
                                                             ------------------------
      Increase (decrease) in net assets from capital share
         transactions                                          (26,483)         7,703
                                                             ------------------------
   Net increase (decrease) in net assets                       (26,483)         7,703
NET ASSETS
   Beginning of period                                         227,170        219,467
                                                             ------------------------
   End of period                                             $ 200,687      $ 227,170
                                                             ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  75,757        305,762
   Shares issued for dividends reinvested                            -          1,097
   Shares redeemed                                            (102,240)      (299,156)
                                                             ------------------------
      Increase (decrease) in shares outstanding                (26,483)         7,703
                                                             ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Repurchase agreements are valued at cost, which approximates market value.

   3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA
      Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
      (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

   orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

   value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's
   Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2009, these custodian and other bank credits reduced the
   Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30,
2009, the Fund did not incur any income tax, interest, or penalties. As of
November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of
   0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2009, the Fund incurred management fees, paid or payable to the Manager, of $139,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $111,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

   fees to limit the Fund's expenses and attempt to prevent a negative yield.
   The Manager can modify or terminate this arrangement at any time. For the six-month period ended November 30, 2009, the Fund incurred reimbursable expenses of $346,000, of which $128,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $146,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund received a reimbursement from SAS in the amount of
$9,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                          YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------
                                   2009              2009          2008        2007        2006        2005
                               ----------------------------------------------------------------------------

Net asset value at
   beginning of period         $   1.00          $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
                               ----------------------------------------------------------------------------
Income from
   investment operations:
   Net investment income            .00(c)            .01           .03         .05         .04         .02
Less distributions from:
   Net investment income           (.00)(c)          (.01)         (.03)       (.05)       (.04)       (.02)
                               ----------------------------------------------------------------------------
Net asset value at
   end of period               $   1.00          $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
                               ============================================================================
Total return (%)*                   .00(a),(e)        .50(a)       3.32        4.83        3.57        1.53
Net assets at
   end of period (000)         $200,687          $227,170      $219,467    $190,172    $185,561    $173,983
Ratios to average
   net assets:**
   Expenses (%)(b)                  .15(a),(d)        .31(a)        .43         .48         .46         .45
   Expenses, excluding
      reimbursements (%)(b)         .46(a),(d)        .44(a)        .43         .48         .46         .45
   Net investment income (%)        .00(d),(e)        .46          3.21        4.72        3.52        1.50

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return.
 ** For the six-month period ended November 30, 2009, average net assets were
    $221,574,000.
(a) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Represents less than 0.01%.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                   BEGINNING             ENDING            DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2009 -
                                  JUNE 1, 2009     NOVEMBER 30, 2009     NOVEMBER 30, 2009
                                 ---------------------------------------------------------

Actual                             $1,000.00           $1,000.00               $0.75

Hypothetical
 (5% return before expenses)        1,000.00            1,024.32                0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of June 1,
  2009, through November 30, 2009.

================================================================================

24  | USAA TREASURY MONEY MARKET TRUST

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

         USAA
         9800 Fredericksburg Road                             --------------
         San Antonio, TX 78288                                   PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

  >> SAVE PAPER AND FUND COSTS
     At usaa.com click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

     ===========================================================================
     23416-0110                              (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.